Schedule of Investments (unaudited)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 4.9%
Boeing Co. (The)
1.17%, 02/04/23 (Call 08/29/22)	$1,000	$987,100
2.80%, 03/01/23 (Call 02/01/23)	600	596,796
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/29/22)	243	242,303
		1,826,199
Agriculture — 2.2%
Altria Group Inc., 2.85%, 08/09/22	30	29,998
Philip Morris International Inc.
2.38%, 08/17/22	335	334,936
2.50%, 08/22/22	159	158,906
2.63%, 03/06/23(a)	289	288,350
		812,190
Airlines — 0.1%
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)(a)	35	34,915

Auto Manufacturers — 5.9%
American Honda Finance Corp.
0.40%, 10/21/22	155	154,112
2.05%, 01/10/23	270	268,863
2.60%, 11/16/22	130	130,013
General Motors Financial Co. Inc., 3.25%, 01/05/23
(Call 12/05/22)	190	189,753
PACCAR Financial Corp.
1.90%, 02/07/23	123	122,037
2.30%, 08/10/22	125	124,987
Toyota Motor Credit Corp.
2.15%, 09/08/22	230	229,873
2.63%, 01/10/23	288	287,116
2.70%, 01/11/23	75	74,835
2.90%, 03/30/23(a)	624	623,314
		2,204,903
Beverages — 3.1%
Diageo Investment Corp., 8.00%, 09/15/22(a)	85	85,497
PepsiCo Inc., 2.75%, 03/01/23(a)	1,069	1,068,369
		1,153,866
Biotechnology — 2.7%
Illumina Inc., 0.55%, 03/23/23	1,051	1,027,815

Building Materials — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	30	30,044

Chemicals — 2.2%
Air Products and Chemicals Inc., 2.75%, 02/03/23	86	85,670
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	70	70,033
Linde Inc./CT, 2.70%, 02/21/23 (Call 11/21/22)(a)	259	258,378
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	40	40,020
Nutrien Ltd., 3.15%, 10/01/22 (Call 08/29/22)	50	50,018
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	327	326,343
RPM International Inc., 3.45%, 11/15/22 (Call 08/29/22)	15	14,984
		845,446
Commercial Services — 1.7%
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	115	114,972
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)(a)	130	129,565
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	330	329,521
Verisk Analytics Inc., 4.13%, 09/12/22	50	49,963
		624,021
Security	Par (000)	Value

Computers — 3.3%
Apple Inc.
1.70%, 09/11/22	$23	$22,977
2.10%, 09/12/22 (Call 08/15/22)(a)	21	20,975
2.40%, 01/13/23 (Call 12/13/22)(a)	59	58,855
2.85%, 02/23/23 (Call 12/23/22)(a)	365	364,664
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	80	80,036
HP Inc., 4.05%, 09/15/22(a)	45	45,041
International Business Machines Corp.
1.88%, 08/01/22	430	430,000
2.88%, 11/09/22(a)	230	229,754
		1,252,302
Cosmetics & Personal Care — 2.1%
Colgate-Palmolive Co., 1.95%, 02/01/23(a)	150	149,099
Procter & Gamble Co. (The), 2.15%, 08/11/22	352	351,954
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	300	300,114
		801,167
Diversified Financial Services — 2.0%
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	50	49,981
2.80%, 12/14/22 (Call 10/14/22)(a)	695	695,132
		745,113
Electric — 8.3%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 08/29/22)	141	140,808
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	55	54,810
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	245	244,341
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22	41	41,000
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	195	194,234
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 08/19/22)	41	40,921
DTE Energy Co.
2.25%, 11/01/22	53	52,848
Series H, 0.55%, 11/01/22(a)	110	109,472
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)(a)	295	293,619
3.05%, 03/15/23 (Call 02/15/23)	281	280,666
Duke Energy Corp., 2.40%, 08/15/22 (Call 08/09/22)	100	99,944
Edison International
2.40%, 09/15/22 (Call 08/29/22)	110	109,738
2.95%, 03/15/23 (Call 01/15/23)	105	104,544
3.13%, 11/15/22 (Call 10/15/22)	60	59,901
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	180	179,210
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	48	47,825
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/29/22)	75	74,826
2.70%, 02/15/23 (Call 12/15/22)(a)	100	99,694
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	380	374,334
NSTAR Electric Co., 2.38%, 10/15/22 (Call 08/29/22)	100	99,874
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/22	25	25,060
Public Service Enterprise Group Inc., 2.65%, 11/15/22
(Call 10/15/22)	55	54,846
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23
(Call 12/15/22)	325	323,206
		3,105,721
Electrical Components & Equipment — 0.4%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	170	169,718

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics — 3.0%
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)(a)	$595	$595,732
Flex Ltd., 5.00%, 02/15/23	108	108,535
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/09/22)	115	114,850
2.15%, 08/08/22	300	299,964
		1,119,081
Food — 1.0%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	271	271,127
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	56	55,863
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	36	35,998
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 08/02/22)	27	27,000
		389,988
Gas — 2.1%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 08/15/22)	20	19,672
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	50	49,993
ONE Gas Inc., 0.85%, 03/11/23 (Call 08/29/22)	730	717,517
		787,182
Health Care - Products — 0.0%
DH Europe Finance II Sarl, 2.05%, 11/15/22	17	16,940

Health Care - Services — 0.1%
CommonSpirit Health, 2.95%, 11/01/22	54	54,084

Home Builders — 0.3%
DR Horton Inc., 4.75%, 02/15/23 (Call 11/15/22)(a)	45	45,216
Lennar Corp., 4.75%, 11/15/22 (Call 08/30/22)	50	50,045
		95,261
Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 2.88%, 10/01/22	51	50,943

Internet — 2.8%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	355	353,608
2.50%, 11/29/22 (Call 08/29/22)	151	150,967
Baidu Inc., 3.50%, 11/28/22	200	200,164
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)(a)	301	300,064
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	48	47,840
		1,052,643
Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 08/15/22)	59	58,959

Machinery — 3.9%
Caterpillar Financial Services Corp.
0.25%, 03/01/23(a)	210	208,200
1.90%, 09/06/22(a)	95	94,935
1.95%, 11/18/22(a)	50	49,860
2.55%, 11/29/22(a)	33	33,020
2.63%, 03/01/23	229	228,002
John Deere Capital Corp.
2.15%, 09/08/22(a)	38	37,968
2.80%, 03/06/23(a)	810	810,753
		1,462,738
Manufacturing — 2.0%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)(a)	150	148,977
2.25%, 03/15/23 (Call 02/15/23)	329	326,740
Eaton Corp., 2.75%, 11/02/22	115	114,839
General Electric Co.
2.70%, 10/09/22	10	9,992
3.10%, 01/09/23(a)	130	129,589
Security	Par (000)	Value

Manufacturing (continued)
Parker-Hannifin Corp., 3.50%, 09/15/22	$40	$40,019
		770,156
Media — 2.5%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	209	212,749
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	454	452,615
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	170	169,599
Walt Disney Co. (The)
1.65%, 09/01/22	60	59,944
3.00%, 09/15/22	46	46,010
		940,917
Metal Fabricate & Hardware — 0.7%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	277	275,817

Oil & Gas — 6.5%
BP Capital Markets PLC, 2.50%, 11/06/22	510	509,240
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	157	156,678
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)(a)	540	539,487
Chevron USA Inc., 0.33%, 08/12/22	21	20,986
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)(a)	430	428,263
Exxon Mobil Corp.
1.90%, 08/16/22	119	118,949
2.73%, 03/01/23 (Call 01/01/23)(a)	377	377,441
TotalEnergies Capital International SA, 2.70%, 01/25/23(a)	280	279,213
		2,430,257
Pharmaceuticals — 11.7%
AbbVie Inc.
2.30%, 11/21/22(a)	1,030	1,028,084
2.90%, 11/06/22	162	161,840
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 08/29/22)(a)	305	299,538
Bristol-Myers Squibb Co.
2.00%, 08/01/22	212	212,000
2.75%, 02/15/23 (Call 01/15/23)(a)	72	71,901
3.25%, 08/15/22	106	106,004
3.25%, 02/20/23 (Call 01/20/23)(a)	294	294,273
3.55%, 08/15/22	110	110,035
Cardinal Health Inc., 3.20%, 03/15/23	210	209,696
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)(a)	146	145,740
4.75%, 12/01/22 (Call 09/01/22)	26	26,033
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	625	623,188
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)	97	96,349
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	186	185,362
Merck & Co. Inc., 2.40%, 09/15/22 (Call 08/29/22)(a)	245	244,909
Novartis Capital Corp., 2.40%, 09/21/22	395	394,909
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	195	194,594
		4,404,455
Pipelines — 5.8%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	95	94,868
Energy Transfer LP
3.45%, 01/15/23 (Call 10/15/22)	71	70,821
3.60%, 02/01/23 (Call 11/01/22)	70	69,808
4.25%, 03/15/23 (Call 12/15/22)	446	446,223
Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 08/20/22)	57	56,998
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	677	677,081

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23
(Call 11/15/22)	$191	$190,631
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	15	14,973
MPLX LP, 3.38%, 03/15/23 (Call 02/15/23)(a)	320	319,523
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 01/31/23 (Call 10/31/22)	145	144,271
TransCanada PipeLines Ltd., 2.50%, 08/01/22	95	95,000
		2,180,197
Real Estate Investment Trusts — 0.6%
American Tower Corp., 3.50%, 01/31/23	210	209,962

Retail — 6.5%
AutoZone Inc., 2.88%, 01/15/23 (Call 10/15/22)	45	44,906
O’Reilly Automotive Inc., 3.80%, 09/01/22 (Call 08/29/22)	15	15,000
Starbucks Corp., 3.10%, 03/01/23 (Call 02/01/23)	1,626	1,627,610
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	772	770,919
		2,458,435
Semiconductors — 1.5%
Intel Corp., 2.70%, 12/15/22	375	374,502
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)	175	174,536
		549,038
Software — 4.3%
Adobe Inc., 1.70%, 02/01/23	287	284,848
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	140	140,069
Fidelity National Information Services Inc., 0.38%, 03/01/23	179	175,737
Microsoft Corp.
2.13%, 11/15/22(a)	249	248,360
2.65%, 11/03/22 (Call 09/03/22)(a)	208	207,979
Oracle Corp.
2.50%, 10/15/22	485	484,277
2.63%, 02/15/23 (Call 01/15/23)	30	29,856
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	33	32,994
		1,604,120
Telecommunications — 2.3%
Cisco Systems Inc., 2.60%, 02/28/23(a)	145	144,664
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	590	588,507
Vodafone Group PLC
2.50%, 09/26/22	40	39,965
2.95%, 02/19/23(a)	100	99,790
		872,926
Security	Par/ Shares (000)	Value

Transportation — 4.0%
Burlington Northern Santa Fe LLC, 3.00%, 03/15/23 (Call 12/15/22)	$360	$359,107
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)(a)	250	250,877
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	46	45,829
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)(a)	255	254,495
Union Pacific Corp., 2.95%, 01/15/23 (Call 10/15/22)	230	229,708
United Parcel Service Inc., 2.45%, 10/01/22	374	373,686
		1,513,702

Total Long-Term Investments — 100.9%
(Cost: $38,062,660)		37,931,221

Short-Term Securities

Money Market Funds — 14.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(b)(c)(d)	5,277	5,276,523
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(b)(c)	30	30,000

Total Short-Term Securities — 14.1%
(Cost: $5,305,430)		5,306,523

Total Investments in Securities — 115.0%
(Cost: $43,368,090)		43,237,744

Liabilities in Excess of Other Assets — (15.0)%		(5,645,170)

Net Assets — 100.0%		$37,592,574

(a)	All or a portion of this security is on loan.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,554,362	$3,722,734	(a)	$—		$(1,162)	$589	$5,276,523	5,277	$5,861	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	859,000	—		(829,000	)(a)	—	—	30,000	30	3,268		—
						$(1,162)	$589	$5,306,523		$9,129		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
July 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$37,931,221	$—	$37,931,221
Money Market Funds	5,306,523	—	—	5,306,523
	$5,306,523	$37,931,221	$—	$43,237,744

4